Employee benefits - Summary of Changes in the Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 59,022
Remeasurements:
Ending balance of the fiscal year		(31,021)	¥ 59,022
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		83,836
Remeasurements:
Ending balance of the fiscal year		61,826	83,836
Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		439,943	464,376
Interest income		9,139	7,047
Remeasurements:
Return on plan assets excluding interest income		15,806	(9,997)
Employer contribution		858	2,362
Plan participants' contributions		0
Benefits paid		(22,571)	(23,845)
Impact from loss of control of the Financial Services business	[1]	(24,722)
Ending balance of the fiscal year		418,453	439,943
Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		49,648	47,893
Interest income		2,418	2,202
Remeasurements:
Return on plan assets excluding interest income		(1,515)	1,330
Translation adjustments		6,233	(462)
Employer contribution		3,900	5,645
Plan participants' contributions		291	359
Benefits paid		(7,949)	(7,319)
Curtailments and settlements		(349)
Other	[2]	28,584
Ending balance of the fiscal year		¥ 81,261	¥ 49,648

[1]	The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.
[2]	The increase for the fiscal year ended March 31, 2026 is primarily attributable to contributions to plan assets associated with the establishment of new trust agreements at certain overseas subsidiaries.